ACQUISITIONS - Additional Information (Details)					9 Months Ended		12 Months Ended
	May 30, 2019 CAD ($)	May 01, 2019 CAD ($) Option $ / shares shares	Jan. 10, 2019 CAD ($)	May 02, 2018 CAD ($)	Sep. 30, 2019 CAD ($) shares	Sep. 30, 2018 CAD ($)	Dec. 31, 2018 CAD ($) shares	May 31, 2019	May 02, 2019 Option
Disclosure of detailed information about business combination [line items]
Invested amount					$ 1,099,799	$ 22,634,061
Distribution right as of acquisition date			$ 4,802,000
Rate of interest					5.00%
Verdelite Sciences Inc. (Verdelite)
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				100.00%
Cash	$ 5,000,000	$ 22,500,000
Total consideration				$ 90,000,000
Percentage of acquisitions adjustment payable in cash				50.00%
Percentage of acquisitions adjustment payable in common shares				50.00%
Amount of remaining total consideration transferred		$ 7,500,000					$ 45,000,000
Number of share held in escrow | shares		4,955,947			4,955,947		4,955,947
Amount of remaining cash is payable in acquisition	15,000,000			$ 22,300,000
Remaining cash payable amount		$ 14,800,000
Number of share issued in acquisition | Option		2,129,707							9,911,894
Discount on weighted average share price		10.00%
Deemed share price | $ / shares		$ 3.52
Fair value (per share) | $ / shares		$ 3.85
Loss on remeasurement of fair value of equity issued		$ (864,229)
Initially recorded liability		22,300,000
Working capital adjustments		22,500,000
Loss recognized on renegotiation		$ (164,857)
Monthly payments commencing mid July through to mid November 2019	1,000,000
Final payable plus accrued interest	$ 5,000,000
Rate of interest								10.00%
Borrowings					$ 7,323,922
Gab Innovations, Inc. ("GAB")
Disclosure of detailed information about business combination [line items]
Cash			340,000
Cash Consideration Transferred			$ 200,000
Emerald Health Naturals Inc.
Disclosure of detailed information about business combination [line items]
Percentage Of Ownership For Product Line			49.00%
Emerald Health Bioceuticals, Inc. ("EHB")
Disclosure of detailed information about business combination [line items]
Equity interests of acquirer			$ 5,000,000
Percentage of voting equity interests acquired			51.00%
Invested amount			$ 1,099,799